Company information - New share warrant plans ("BSA") (Details)		12 Months Ended
	Mar. 09, 2020 EquityInstruments item	Dec. 31, 2020
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	10,000	10,000
Number of share warrants granted	10,000
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	36,000	36,000
Number of share warrants granted	36,000
BSA 2019 ter | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants granted		36,000
BSA - 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	46,000